Note 16 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2023	2022

Shares issued and outstanding at beginning of period	44,226,493	44,013,031
Weighted average number of shares:
Issued during the period	329,888	162,076
Weighted average number of shares used in computing basic earnings per share	44,556,381	44,175,107
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	238,593	318,900
Number of shares used in computing diluted earnings per share	44,794,974	44,494,007